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                                                            [LOGO OF MetLife(R)]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277


June 29, 2016

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors USA Separate Account A
     File Nos. 333-209411/811-03365
     MetLife Prime Options
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information both dated June 27, 2016 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on June 7, 2016.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards

John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company